Property, Plant And Equipment (Narrative) (Details)	12 Months Ended
Dec. 31, 2011
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range - minimum	5
Estimated useful lives range - maximum	10
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range - minimum	9
Estimated useful lives range - maximum	31.5
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range - minimum	2
Estimated useful lives range - maximum	15